Warrants and Options (Details 3) (USD $)	3 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jul. 12, 2011	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member]	Jun. 30, 2012 Warrant [Member] February 25, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] February 25, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] February 25, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member]	Jun. 30, 2012 Warrant [Member] May 31, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] May 31, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] May 31, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member]	Jun. 30, 2012 Warrant [Member] June 27, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] June 27, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member]	Jun. 30, 2012 Warrant [Member] July 12, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] July 12, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] July 12, 2011 [Member] Remeasurement [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 (C) [Member]	Jun. 30, 2012 Warrant [Member] June 27, 2011 (C) [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] June 27, 2011 (C) [Member] Scenario, Previously Reported [Member]	Jun. 30, 2012 Warrant [Member] December 23, 2011 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Warrant [Member] December 23, 2011 [Member] Scenario, Previously Reported [Member]
Assumption used to value warrants using black scholes pricing model
Number of Options/Warrants, Granted				8,284,997		4,766,666	4,766,666	4,766,666	116,666		1,409,999	1,409,999	1,409,999	446,666		1,875,001	1,874,999	1,874,999	41,668		83,333	83,333	83,333			100,000	100,000	100,000	50,000	50,000
Stock Price on Measurement Date							$ 0.500	$ 0.500	$ 0.480	$ 0.105		$ 0.850	$ 0.850	$ 0.480	$ 0.105		$ 0.670	$ 0.670	$ 0.480	$ 0.105		$ 0.700	$ 0.700	$ 0.480	$ 0.105		$ 0.670	$ 0.670	$ 0.090	$ 0.090
Exercise Price		$ 0.20		$ 0.61		$ 0.60	$ 0.60	$ 0.60	$ 0.10	$ 0.20	$ 0.60	$ 0.60	$ 0.60	$ 0.10	$ 0.20	$ 0.60	$ 0.60	$ 0.60	$ 0.10	$ 0.20	$ 0.60	$ 0.60	$ 0.60	$ 0.10	$ 0.20	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Expected Term	3 years						3 years	3 years	1 year 11 months 12 days	2 years 3 months 29 days		3 years	3 years	2 years 2 months 12 days	2 years 7 months 2 days		3 years	3 years	2 years 3 months	2 years 8 months 12 days		3 years	3 years	2 years 3 months 28 days	2 years 9 months		2 years	2 years	2 years	2 years
Expected Volatility							285.20%	285.20%	184.00%	209.00%		208.89%	208.89%	184.00%	209.00%		295.31%	295.31%	184.00%	209.00%		278.00%	278.00%	184.00%	209.00%		213.59%	213.59%	209.00%	209.00%
Dividend Yield							0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%
Risk Free Rate							1.48%	1.48%	0.51%	0.36%		0.79%	0.79%	0.51%	0.36%		0.64%	0.64%	0.51%	0.36%		0.42%	0.42%	0.51%	0.36%		0.41%	0.41%	0.28%	0.28%